General (Details) $ in Thousands	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of aircraft | aircraft	1,330
Total assets | $	$ 42,048,039	$ 43,749,244